Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 Commitments and Contingencies

Off-Balance Sheet Arrangements - The Company has no off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources.

Leases - The Company leases approximately 200 square feet on a month-to-month basis. Under the lease, the lease term continues for 12 months and may be terminated upon 30 days prior notice from the landlord or, by the Company, upon 30 days prior written notice. As needed, additional space can be leased in the same building the Company currently utilizes.

The Company leases a warehouse facility of approximately 1,500 square feet utilized as a service location for Southern California clients. Under the lease, the lease term continues for 37 months and may be terminated upon 90 days prior notice from the landlord or, by the Company, upon 90 days prior written notice.

The Company leases approximately 4,500 square feet for the location of the new BodyStop™ located in the state of NY. The lease term is for 3 years and commenced on December 1, 2021 after substantial completion of the build out has been completed. The terms of the lease state the annual rent will increase by 3% and a renewal option is available 60 days prior to the end of the lease for an additional 2 years with a 5% annual increase in rent thereafter.

Licenses- The Company entered into a Master Facility License Agreement in which space is currently leased at two fitness facilities to operate equipment in use. The licenses have an initial term of 90 days and then are on a month-to-month basis. The rent is a fixed fee times the number of beds that ware installed in the space. After six months, the rental fee also includes 2% of gross revenue generated under the license. Subsequent to June 30, 2021, the rental fee on the two facilities was modified to eliminate a fixed fee rental to a percentage of gross revenues. The term was also modified so the initial term of each License granted be effective as of such license’s grant date and shall continue for a period of two years, unless sooner terminated. At the expiration of a license term, the applicable license shall automatically expire and terminate unless prior to the expiration of the license term, the parties enter into a mutually agreed upon agreement for licensee to continue providing services within the applicable facility.

Legal Matters - From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. During the periods ended December 31, 2021 and 2020, there are no proceedings in which the Company or any of its directors, officers or affiliates, or any registered or beneficial shareholders, is an adverse party or has a material interest adverse to its interest.

Note 10 Commitments and Contingencies

Off-Balance Sheet Arrangements – The Company has no off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources.

Leases – The Company leases approximately 200 square feet on a month to month basis. Under the lease, the lease term continues for 12 months and may be terminated upon 30 days prior notice from the landlord or, by us, upon 30 days prior written notice. As needed, additional space can be leased in the same building we currently utilize.

The Company leases a warehouse facility of approximately 1,500 square feet utilized as a service location for Southern California clients. Under the lease, the lease term continues for 37 months and may be terminated upon 90 days prior notice from the landlord or, by us, upon 90 days prior written notice The Company entered into a Master Facility License Agreement in which space is currently leased at two fitness facilities to operate equipment in use. The leases have an initial term of 90 days and then are on a month-to-month basis. The rent is a fixed fee times the number of beds that ware installed in the space. After six months, the rental fee also includes 2% of gross revenue generated under the license. Subsequent to March 31, 2021, the rental fee on the two facilities was modified to eliminate a fixed fee rental to a percentage of gross revenues. The term was also modified to initial term of each License granted be effective as of, such License’s Grant Date and shall continue for a period of two (2) years, unless sooner terminated. At the expiration of a License Term, the applicable License shall automatically expire and terminate unless prior to the expiration of the License Term, the Parties enter into a mutually agreed upon agreement for Licensee to continue providing Services within the applicable Facility.

Legal Matters - From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. During the periods ended March 31, 2021 and 2020, there are no proceedings in which the Company or any of our directors, officers or affiliates, or any registered or beneficial shareholders, is an adverse party or has a material interest adverse to our interest.

Subsequent Events - On April 6, 2021, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to (i) increase the Company’s authorized shares of common stock from 100,000,000 to 1,500,000,000, (ii) increase the Company’s authorized shares of “blank check” preferred stock from 10,000,000 to 150,000,000, and (iii) effect a 1:15 forward stock split of the common stock.

During the year ended March 31, 2021, the Company entered into PPP loans under the Paycheck Protection Program sponsored by the U.S. Small Business Administration (SBA) providing for aggregate proceeds of $588,891. The PPP Loans were made pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the SBA. The first PPP loan of $294,066 was forgiven on May 12, 2021. The Company intends to apply for forgiveness of the second PPP loan of $294,825 in 2021.

Effective as of July 14, 2021, the principal amount of the Company’s Senior Secured Promissory Note (the “Note”) with Auctus Fund, LLC (the “Lender”) was increased by $25,000 in return for a one-time waiver by the Lender of one of the covenants under the Note.